SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2018	889,118
Weighted average remaining contractual life	5 months 30 days
Number of options exercisable as of December 31, 2018	223,620
$5.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2018	54,000
Exercise price | $ / shares	$ 5.01
Weighted average remaining contractual life	38 months 17 days
Number of options exercisable as of December 31, 2018	18,000
$4.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2018	81,906
Exercise price | $ / shares	$ 4.96
Weighted average remaining contractual life	3 months 6 days
Number of options exercisable as of December 31, 2018	81,906
$4.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2018	24,000
Exercise price | $ / shares	$ 4.40
Weighted average remaining contractual life	29 months 6 days
Number of options exercisable as of December 31, 2018	16,000
$4.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2018	135,212
Exercise price | $ / shares	$ 4.15
Weighted average remaining contractual life	28 months 7 days
Number of options exercisable as of December 31, 2018	94,713
$4.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2018	39,000
Exercise price | $ / shares	$ 4.86
Weighted average remaining contractual life	43 months 19 days
Number of options exercisable as of December 31, 2018	13,001
$5.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2018	24,000
Exercise price | $ / shares	$ 5.61
Weighted average remaining contractual life	61 months 6 days
Number of options exercisable as of December 31, 2018
$5.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2018	440,000
Exercise price | $ / shares	$ 5.15
Weighted average remaining contractual life	65 months 16 days
Number of options exercisable as of December 31, 2018
$4.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2018	91,000
Exercise price | $ / shares	$ 4.31
Weighted average remaining contractual life	71 months 18 days
Number of options exercisable as of December 31, 2018